Research, Development and Engineering	12 Months Ended
Dec. 31, 2015
Research, Development and Engineering
Research, Development and Engineering

Note O.

Research, Development and Engineering

RD&E expense was $5,247 million in 2015, $5,437 million in 2014 and $5,743 million in 2013. In addition, RD&E expense included in discontinued operations was $197 million in 2015, $368 million in 2014 and $483 million in 2013.

The company incurred total expense of $5,178 million, $5,595 million and $5,959 million in 2015, 2014 and 2013, respectively, for scientific research and the application of scientific advances to the development of new and improved products and their uses, as well as services and their application. Within these amounts, software-related expense was $3,064 million, $3,064 million and $3,077 million in 2015, 2014 and 2013, respectively.

Expense for product-related engineering was $267 million, $211 million and $267 million in 2015, 2014 and 2013, respectively.